Trade and other payables- Summary of trade and other payables (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Noncurrent
Payables to third parties	$ 292,236	$ 0
Total other noncurrent accounts payables	292,236	0
Total noncurrent trade and other payables	292,236	0
Accounts payable:
Suppliers	399,373	435,768
Customer advances	0	37,651
Total current accounts payables	399,373	473,419
Other accounts payables:
Payables to third parties	19,236	13,200
Extraordinary fee for Gas IV Plan	425	415
Payables to partners of joint operations	96	152
Total other current accounts payables	19,757	13,767
Total current trade and other payables	$ 419,130	$ 487,186